Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingent Liabilities
(a)Restricted assets
The Company’s subsidiaries are obliged by the terms of its contractual obligations to U.S. policyholders and by obligations to certain regulatory authorities to facilitate issue of letters of credit or maintain certain balances in trust funds for the benefit of policyholders.
The following table details the forms and values of the Company’s material restricted assets as at December 31, 2024 and 2023:

	As at December 31, 2024	At December 31, 2023
	($ in millions, except for percentages)
Regulatory trusts and deposits:
Affiliated transactions	$433.4	$660.8
Third party	2,713.5	2,714.4
Letters of credit / guarantees (1)	153.2	172.0
Total restricted assets (excluding illiquid assets)	$3,300.1	$3,547.2
Other investments — illiquid assets	267.2	209.3
Total restricted assets and illiquid assets	$3,567.3	$3,756.5

Total as percentage of cash and invested assets (2)	46.4%	50.2%
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(1)As at December 31, 2024, the Company had pledged funds of $153.2 million (December 31, 2023 — $172.0 million) as collateral for the secured letters of credit.
(2)Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.
Investment Funds. We invest in investment funds which, as is typical for this type of investment, have lock-up periods. A lock-up period is the initial amount of time an investor is contractually required to remain invested before having the ability to redeem. As at December 31, 2024, the lock-up periods across these funds range from one quarter to several years. Thereafter these funds could also be redeemed on a pro-rata basis depending on the liquidity position of the fund. There are no assurances as to when the Company may be able to withdraw, in whole or in part, its redemption request from the fund.
Letters of Credit. The Company’s current arrangements with our bankers for the issue of letters of credit require us to provide collateral in the form of cash and investments for the full amount of all secured and undrawn letters of credit that are outstanding. We monitor the proportion of our otherwise liquid assets that are committed to trust funds or to the collateralization of letters of credit. As at December 31, 2024 and 2023, these funds amounted to approximately 46.4% of the $7.7 billion and approximately 50.2% of the $7.5 billion of investable assets held by the Company, respectively. We do not consider that this unduly restricts our liquidity at this time. For more information on our credit facilities and long-term debt arrangements, refer to Note 24, “Credit Facilities and Long-term Debt” of these consolidated financial statements.
Funds at Lloyd’s. AUL operates at Lloyd’s as the corporate member for Syndicate 4711. AUL also participates in underwriting activities of Carbon Syndicate 4747. Lloyd’s determines required regulatory capital by considering the underwriting activities that AUL participates in. Such capital, called Funds at Lloyd’s, consists of investable assets as at December 31, 2024 in the amount of $471.9 million (2023 — $517.4 million).
The amounts provided as Funds at Lloyd’s will be drawn upon and become a liability of the Company in the event of Syndicate 4711 declaring a loss at a level that cannot be funded from other resources, or if Syndicate 4711 requires funds to cover a short-term liquidity gap. The amount which the Company provides as Funds at Lloyd’s is not available for distribution to the Company for the payment of dividends. Aspen Managing Agency Limited, the managing agent to Syndicate 4711, is also required by Lloyd’s to maintain a minimum level of capital which as at December 31, 2024 was £0.4 million (December 31, 2023 — £0.5 million). This is not available for distribution by the Company for the payment of dividends.
U.S. Reinsurance Trust Fund. For its U.S. reinsurance activities, Aspen UK has established and must retain a multi-beneficiary U.S. trust fund for the benefit of its U.S. cedants so that they may take financial statement credit without the need to post cedant-specific security. The minimum trust fund amount is $20.0 million plus an amount equal to 100% of Aspen UK’s U.S. reinsurance liabilities, which were $648.8 million as at December 31, 2024 and $823.5 million as at December 31, 2023. As at December 31, 2024, the balance (including applicable letter of credit facilities) held in the trust was $1,001.5 million (2023 — $1,016.9 million).
Aspen Bermuda has also established and must retain a multi-beneficiary U.S. trust fund for the benefit of its U.S. cedants so that they may take financial statement credit without the need to post cedant-specific security. The minimum trust fund amount is $20.0 million plus an amount equal to 100% of Aspen Bermuda’s liabilities to its U.S. cedants which was $182.3 million and $320.6 million as at December 31, 2024 and 2023, respectively. As at December 31, 2024, the balance held in the U.S. trust fund and other Aspen Bermuda trusts was $334.0 million (2023 — $394.7 million).
U.S. Surplus Lines Trust Fund. Aspen UK and Syndicate 4711 have also established a U.S. surplus lines trust fund with a U.S. bank to secure liabilities under U.S. surplus lines policies. The balance held in trust as at December 31, 2024 was $150.2 million (2023 — $126.6 million).
U.S. Regulatory Deposits. As at December 31, 2024, Aspen Specialty had a total of $6.9 million (2023 — $6.8 million) on deposit with six U.S. states in order to satisfy state regulations for writing business in those states. AAIC had a further $6.5 million (2023 — $6.4 million) on deposit with twelve U.S. states.
Canadian Trust Fund. Aspen UK has established a Canadian trust fund with a Canadian bank to secure a Canadian insurance license. As at December 31, 2024, the balance held in trust was CAD$219.8 million ($162.7 million) (2023 — CAD$228.4 million).
Australian Trust Fund. Aspen UK has established an Australian trust fund with an Australian bank to secure policyholder liabilities and as a condition for maintaining an Australian insurance license. As at December 31, 2024, the balance held in trust was AUD$78.1 million ($54.1 million) (2023 — AUD$131.0 million).
Swiss Trust Fund. Aspen UK has established a Swiss trust fund with a Swiss bank to secure policyholder liabilities and as a condition for maintaining a Swiss insurance license. As at December 31, 2024, the balance held in trust was CHF4.8 million ($5.7 million) (2023 — CHF9.9 million).
Singapore Fund. Aspen UK and Aspen Bermuda have established segregated Singaporean bank accounts to secure policyholder liabilities and as a condition for maintaining a Singaporean insurance license and meet local solvency requirements. As at December 31, 2024, the total balance in the accounts was SGD$201.7 million ($157.3 million) (2023 — SGD$192.1 million).
(b)Contingent liabilities
In common with the rest of the insurance and reinsurance industry, the Company is also subject to litigation and arbitration in the ordinary course of business. The Company’s Operating Subsidiaries are regularly engaged in the investigation, conduct and defense of disputes, or potential disputes, resulting from questions of insurance or reinsurance coverage or claims activities. Pursuant to insurance and reinsurance arrangements, many of these disputes are resolved by arbitration or other forms of alternative dispute resolution. Such legal proceedings are considered in connection with estimating the Company’s Reserve for Losses and Loss Adjustment Expenses, as provided on the Company’s consolidated balance sheet.
In some jurisdictions, noticeably the U.S., a failure to deal with such disputes or potential disputes in an appropriate manner could result in an award of “bad faith” punitive damages against the Company’s Operating Subsidiaries. In accordance with ASC 450-20-50-3, for (a) reasonably possible losses for which no accrual is made because any of the conditions for accrual in ASC 450-20-25-2 are not met and (b) reasonably possible losses in excess of the amounts accrued pursuant to ASC 450-20-30-1, the Company will provide an estimate of the possible loss or range of possible loss or state that such an estimate cannot be made.
As at December 31, 2024, based on available information the probability of the ultimate resolution of pending or threatened litigation or arbitrations having a material effect on the Company’s financial condition, results of operations or liquidity is remote.